UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment          Number:
                                                        -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mount Lucas Management Corporation
Address:  47 Hulfish Street, Suite 510
          Princeton, NJ 08542

Form 13F File Number: 28-11021

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Timothy J. Rudderow
Title:  President
Phone:  609-924-8868

Signature,  Place,  and  Date  of  Signing:

/s/ Timothy J. Rudderow             Princeton, New Jersey             11/14/2006
-----------------------             ---------------------             ----------
      [Signature]                       [City, State]                   [Date]

Report  Type  (Check  only  one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   62

Form 13F Information Table Value Total:   $1,436,220 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
ADAMS EXPRESS COMPANY          COM              006212104      351    26000 SH       SOLE                26000      0    0
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     2030    32665 SH       SOLE                32665      0    0
ANGLO AMERICAN PLC-UNSP ADR    ADR              03485P102       41     1946 SH       SOLE                 1946      0    0
ANGLOGOLD ASHANTI-SPON ADR     ADR              035128206       94     2477 SH       SOLE                 2477      0    0
AON CORP                       COM              037389103     2073    61228 SH       SOLE                61228      0    0
APPLE COMPUTER INC             COM              037833100     2522    32733 SH       SOLE                32733      0    0
ARCHER-DANIELS-MIDLAND CO      COM              039483102     1998    52743 SH       SOLE                52743      0    0
ASA BERMUDA LTD                COM              G3156P103     4143    72700 SH       SOLE                72700      0    0
ASHLAND INC                    COM              044209104     8656   135726 SH       SOLE               135726      0    0
BANK OF AMERICA CORP           COM              060505104    59450  1109772 SH       SOLE              1109772      0    0
BARRICK GOLD CORP              COM              067901108     1137    36987 SH       SOLE                36987      0    0
CHEVRON CORP                   COM              166764100    19084   294232 SH       SOLE               294232      0    0
CIENA CORP                     COM              171779309     1935    71045 SH       SOLE                71045      0    0
CINCINNATI FINANCIAL CORP      COM              172062101     9171   190817 SH       SOLE               190817      0    0
CITIGROUP INC                  COM              172967101    50857  1023899 SH       SOLE              1023899      0    0
CITRIX SYSTEMS INC             COM              177376100     2032    56138 SH       SOLE                56138      0    0
COHEN & STEERS REIT UTI & IN   COM              19247Y108     3343   161900 SH       SOLE               161900      0    0
COHEN & STEERS SEL UTILITY     COM              19248A109     6936   310600 SH       SOLE               310600      0    0
CONOCOPHILLIPS                 COM              20825C104    16458   276461 SH       SOLE               276461      0    0
CONSOL ENERGY INC              COM              20854P109     1522    47947 SH       SOLE                47947      0    0
CONSUMER STAPLES SPDR          SBI CONS STPLS   81369Y308      191     7500 SH       SOLE                 7500      0    0
COVENTRY HEALTH CARE INC       COM              222862104     1918    37230 SH       SOLE                37230      0    0
CUMMINS INC                    COM              231021106    20259   169919 SH       SOLE               169919      0    0
DREMAN/CLAYMORE DVD & INCOME   COM              26153R100     2743   134300 SH       SOLE               134300      0    0
ELAN CORP PLC -SPONS ADR       ADR              284131208      222    14412 SH       SOLE                14412      0    0
ENERGY SELECT SECTOR SPDR      SBI INT-ENERGY   81369Y506    25329   473444 SH       SOLE               473444      0    0
EOG RESOURCES INC              COM              26875P101     2012    30930 SH       SOLE                30930      0    0
EXPRESS SCRIPTS INC            COM              302182100     1984    26272 SH       SOLE                26272      0    0
FANNIE MAE                     COM              313586109    53644   959474 SH       SOLE               959474      0    0
FEDERATED DEPARTMENT STORES    COM              31410H101    11357   262842 SH       SOLE               262842      0    0
FINANCIAL SELECT SECTOR SPDR   SBI INT-FINL     81369Y605      987    28471 SH       SOLE                28471      0    0
GABELLI DIVIDEND & INCOME TR   COM              36242H104     7425   384500 SH       SOLE               384500      0    0
HARTFORD FINANCIAL SVCS GRP    COM              416515104     8452    97421 SH       SOLE                97421      0    0
HESS CORP                      COM              42809H107    15580   376149 SH       SOLE               376149      0    0
ISHARES DJ US REAL ESTATE      DJ US REAL EST   464287739      247     3200 SH       SOLE                 3200      0    0
JOHN HANCOCK T/A DVD INCOME    COM              41013V100     6344   336200 SH       SOLE               336200      0    0
JPMORGAN CHASE & CO            COM              46625H100    62464  1330157 SH       SOLE              1330157      0    0
KB HOME                        COM              48666K109    13964   318799 SH       SOLE               318799      0    0
LOUISIANA-PACIFIC CORP         COM              546347105     5941   316559 SH       SOLE               316559      0    0
MARATHON OIL CORP              COM              565849106    19407   252377 SH       SOLE               252377      0    0
MCKESSON CORP                  COM              58155Q103     2333    44250 SH       SOLE                44250      0    0
NASDAQ-100 TRUST SERIES 1      UNIT SER 1       631100104        4      100 SH       SOLE                  100      0    0
NASDAQ-100 TRUST SERIES 1      UNIT SER 1       631100104   570942 14045300 SH  CALL SOLE             14045300      0    0
NEWMONT MINING CORP            COM              651639106      663    15500 SH       SOLE                15500      0    0
NORDSTROM INC                  COM              655664100     2559    60480 SH       SOLE                60480      0    0
NORFOLK SOUTHERN CORP          COM              655844108     1860    42211 SH       SOLE                42211      0    0
NUCOR CORP                     COM              670346105     2024    40910 SH       SOLE                40910      0    0
NVIDIA CORP                    COM              67066G104     3647   123221 SH       SOLE               123221      0    0
OIL SERVICE HOLDRS TRUST       DEPOSTRY RCPT    678002106    62254   479500 SH       SOLE               479500      0    0
OIL SERVICE HOLDRS TRUST       DEPOSTRY RCPT    678002106    77910   600000 SH  PUT  SOLE               600000      0    0
PHELPS DODGE CORP              COM              717265102    10756   126987 SH       SOLE               126987      0    0
QWEST COMMUNICATIONS INTL      COM              749121109     2402   275358 SH       SOLE               275358      0    0
RYDER SYSTEM INC               COM              783549108     8091   156573 SH       SOLE               156573      0    0
SCHLUMBERGER LTD               COM              806857108    45961   740954 SH       SOLE               740954      0    0
SPDR TRUST SERIES 1            UNIT SER 1       78462F103    80486   602538 SH       SOLE               602538      0    0
SUNOCO INC                     COM              86764P109     1793    28832 SH       SOLE                28832      0    0
TRANSOCEAN INC                 ORD              G90078109    49601   677340 SH       SOLE               677340      0    0
UTILITIES SELECT SECTOR SPDR   SBI INT-UTILS    81369Y886      429    12600 SH       SOLE                12600      0    0
VALERO ENERGY CORP             COM              91913Y100     2378    46192 SH       SOLE                46192      0    0
WACHOVIA CORP                  COM              929903102    44690   800904 SH       SOLE               800904      0    0
WEATHERFORD INTL LTD           COM              G95089101     1847    44261 SH       SOLE                44261      0    0
WHIRLPOOL CORP                 COM              963320106     9287   110424 SH       SOLE               110424      0    0